UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-9094

Leuthold Funds, Inc.
(Exact name of registrant as specified in charter)

33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

John Mueller
Leuthold Weeden Capital Management
33 S. Sixth Street, Suite 4600, Minneapolis, MN 55402
 (Name and address of agent for service)

612-332-9141
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Leuthold Core Investment Fund
Consolidated Schedule of Investments
June 30, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 65.68%
Aerospace & Defense - 2.86%
Boeing Co.	28,405	$3,940,342
L-3 Communications Holdings, Inc.	23,518	2,666,471
Lockheed Martin Corp.	26,572	4,939,735
Northrop Grumman Corp.	35,735	5,668,643
Orbital ATK, Inc.	22,296	1,635,634
Raytheon Co.	38,178	3,652,871
Triumph Group, Inc.	29,626	1,955,020
		24,458,716
Air Freight & Logistics - 0.01%
Hyundai Glovis Co., Ltd. (b)	588	106,314

Airlines - 4.38%
Air China, Ltd. (b)	220,000	248,621
Alaska Air Group, Inc.	108,732	7,005,603
American Airlines Group, Inc.	136,526	5,452,166
Delta Air Lines, Inc.	156,684	6,436,579
Grupo Aeromexico SAB de CV (a)(b)	122,059	194,844
Hawaiian Holdings, Inc. (a)	247,701	5,882,899
JetBlue Airways Corp. (a)	313,978	6,518,183
Southwest Airlines Co.	164,625	5,447,441
Turk Hava Yollari AO (a)(b)	85,000	279,012
		37,465,348
Auto Components - 0.18%
Halla Holdings Corp. (b)	573	26,620
Halla Visteon Climate Control Corp. (b)	6,240	215,535
Hankook Tire Co., Ltd. (b)	3,621	136,180
Hota Industrial Manufacturing Co., Ltd. (b)	92,000	295,631
Hyundai Mobis Co., Ltd. (b)	1,237	234,842
Kenda Rubber Industrial Co., Ltd. (b)	85,600	133,169
Mando Corp. (b)	626	69,824
Minth Group, Ltd. (b)	80,000	178,775
Pyeong Hwa Automotive Co., Ltd. (b)	7,139	90,415
Sungwoo Hitech Co., Ltd. (b)	21,109	180,106
		1,561,097
Automobiles - 0.13%
Great Wall Motor Co., Ltd. (b)(e)(f)	32,500	159,323
Hyundai Motor Co. (b)	1,017	123,806
Tata Motors, Ltd. - ADR	18,106	624,114
Tofas Turk Otomobil Fabrikasi AS (b)	28,400	193,808
		1,101,051
Banks - 0.45%
Banco Santander Chile - ADR	7,300	147,825
Bank Negara Indonesia Persero Tbk PT (b)	377,000	149,466
Bank of China, Ltd. (b)	1,328,000	861,847
Bank Pan Indonesia Tbk PT (a)(b)	2,825,000	232,824
BDO Unibank, Inc. (b)	70,200	168,614
China CITIC Bank Corp., Ltd. (a)(b)	304,000	242,046
China Everbright Bank Co., Ltd. (b)	387,000	231,794
China Merchants Bank Co., Ltd. (b)	70,000	203,326
Chong Hing Bank, Ltd. (b)	77,000	235,204
Corpbanca SA (b)	16,500,000	182,170
CTBC Financial Holding Co., Ltd. (b)	250,953	197,668
ICICI Bank, Ltd. - ADR	13,000	135,460
Industrial Bank of Korea (b)	11,600	150,063
Kasikornbank PCL - NVDR	24,300	135,570
King's Town Bank Co., Ltd. (b)	157,000	136,295
Taiwan Business Bank (a)(b)	566,000	174,426
Turkiye Sinai Kalkinma Bankasi AS (b)	233,333	147,740
Yapi ve Kredi Bankasi SA (b)	106,000	155,739
		3,888,077

Biotechnology - 2.73%
Alexion Pharmaceuticals, Inc. (a)	18,936	$3,423,061
Amgen, Inc.	22,602	3,469,859
Biogen, Inc. (a)	10,690	4,318,119
Celgene Corp. (a)	33,902	3,923,648
China Biologic Products, Inc. (a)(b)	2,442	281,221
Gilead Sciences, Inc.	30,543	3,575,974
United Therapeutics Corp. (a)	24,740	4,303,523
		23,295,405
Building Products - 0.03%
China Lesso Group Holdings, Ltd. (b)	327,446	266,287

Capital Markets - 2.42%
Ameriprise Financial, Inc.	20,959	2,618,408
Blackstone Group LP	92,040	3,761,675
Fortress Investment Group LLC - Class A	219,300	1,600,890
Franklin Resources, Inc.	53,522	2,624,184
Invesco, Ltd.	69,255	2,596,370
Janus Capital Group, Inc.	93,643	1,603,168
Legg Mason, Inc.	31,712	1,634,119
State Street Corp.	33,989	2,617,153
Waddell & Reed Financial, Inc. - Class A	33,910	1,604,282
		20,660,249
Chemicals - 0.10%
Aeci, Ltd. (b)	5,503	51,565
Century Sunshine Group Holdings, Ltd. (b)	2,307,375	243,359
China BlueChemical, Ltd. (b)	212,000	77,334
China Lumena New Materials Corp. (a)(b)(e)(f)	838,000	6,486
Kukdo Chemical Co., Ltd. (b)	1,780	110,159
Soda Sanayii AS (b)	157,394	341,790
		830,693
Construction & Engineering - 0.00%
Sunway Construction Group Bhd (a)(b)(e)(f)	20,590	8,732

Consumer Finance - 2.89%
Capital One Financial Corp.	92,239	8,114,265
Discover Financial Services	125,836	7,250,670
Navient Corp.	236,094	4,299,272
PRA Group, Inc. (a)	41,538	2,588,233
Santander Consumer USA Holdings, Inc. (a)	95,904	2,452,265
		24,704,705
Containers & Packaging - 0.03%
CPMC Holdings, Ltd. (b)	141,000	94,293
Kian JOO CAN Factory BHD (a)(b)	180,700	150,863
		245,156
Distributors - 0.03%
Xinhua Winshare Publishing and Media Co., Ltd. (b)	190,000	227,645

Diversified Consumer Services - 0.01%
Kroton Educacional SA (b)	24,000	91,705

Diversified Financial Services - 0.06%
Fubon Financial Holding Co., Ltd. (b)	170,000	337,856
Metro Pacific Investments Corp. (b)	1,469,400	154,197
		492,053
Diversified Telecommunication Services - 0.05%
China Communications Services Corp., Ltd. (b)	358,000	180,792
China Telecom Corp., Ltd. - ADR	2,782	164,221
Telekomunikasi Indonesia Persero Tbk PT - ADR	2,745	119,106
		464,119
Electric Utilities - 0.05%
PGE Polska Grupa Energetyczna SA (b)	38,625	189,419
Reliance Infrastructure, Ltd. - GDR	3,300	58,575
Tauron Polska Energia SA (b)	158,729	184,822
		432,816

Electrical Equipment - 0.02%
Boer Power Holdings, Ltd. (b)	81,000	$171,781

Electronic Equipment, Instruments & Components - 3.01%
Benchmark Electronics, Inc. (a)	87,657	1,909,170
Chin-Poon Industrial Co., Ltd. (b)	151,000	230,027
Flextronics International, Ltd. (a)	347,880	3,934,523
Ingram Micro, Inc. - Class A (a)	128,279	3,210,823
Jabil Circuit, Inc.	168,290	3,582,894
Jahwa Electronics Co., Ltd. (b)	7,960	81,273
LG Innotek Co., Ltd. (b)	2,161	193,988
Sanmina Corp. (a)	117,284	2,364,445
SYNNEX Corp.	50,090	3,666,087
Taiwan Union Technology Corp. (b)	145,000	119,787
TE Connectivity, Ltd. (b)	92,850	5,970,255
VST Holdings, Ltd. (b)	478,000	174,379
Wasion Group Holdings, Ltd. (b)	158,000	243,524
		25,681,175
Energy Equipment & Services - 0.04%
China Oilfield Services, Ltd. (b)	142,000	225,819
Dayang Enterprise Holdings Bhd (b)	138,000	82,254
		308,073
Food & Staples Retailing - 2.87%
Andersons, Inc.	43,371	1,691,469
CVS Health Corp.	93,460	9,802,085
Rite Aid Corp. (a)	481,046	4,016,734
Walgreens Boots Alliance, Inc.	107,205	9,052,390
		24,562,678
Food Products - 0.08%
Kernel Holding SA (b)	20,200	202,881
Lotte Food Co., Ltd. (b)	397	322,109
Thai Union Frozen Products PCL - NVDR	256,800	165,482
		690,472
Health Care Equipment & Supplies - 0.03%
Kossan Rubber Industries (b)	144,100	248,251

Health Care Providers & Services - 12.89%
Aetna, Inc.	80,022	10,199,604
AmerisourceBergen Corp.	37,195	3,955,316
Anthem, Inc.	69,026	11,329,928
Cardinal Health, Inc.	61,852	5,173,920
Centene Corp. (a)	43,371	3,487,028
Cigna Corp.	37,567	6,085,854
Community Health Systems, Inc. (a)	49,784	3,134,898
Ensign Group, Inc.	33,902	1,731,036
Hanger, Inc. (a)	58,031	1,360,247
HCA Holdings, Inc. (a)	110,259	10,002,696
Health Net, Inc. (a)	44,592	2,859,239
Henry Schein, Inc. (a)	18,616	2,645,706
Humana, Inc.	36,346	6,952,263
Kindred Healthcare, Inc.	57,420	1,165,052
LifePoint Health, Inc. (a)	49,479	4,302,199
Magellan Health, Inc. (a)	44,287	3,103,190
McKesson Corp.	17,354	3,901,353
Mediclinic International, Ltd. (b)	36,599	307,663
Owens & Minor, Inc.	38,047	1,293,598
Patterson Cos., Inc.	55,232	2,687,037
PharMerica Corp. (a)	39,619	1,319,313
Qualicorp SA (b)	18,500	116,566
Select Medical Holdings Corp.	87,046	1,410,145
Shanghai Pharmaceuticals Holding Co., Ltd. (b)	173,200	481,945
UnitedHealth Group, Inc.	82,465	10,060,730
Universal Health Services, Inc. - Class B	42,760	6,076,196
VCA, Inc. (a)	91,628	4,985,021
		110,127,743
Hotels, Restaurants & Leisure - 0.01%
REXLot Holdings, Ltd. (b)(e)(f)	1,406,000	79,809

Household Durables - 0.13%
Ez Tec Empreendimentos e Participacoes SA (b)	12,203	$57,186
Haier Electronics Group Co., Ltd. (b)	112,000	301,559
Lentex SA (b)	58,688	122,371
Man Wah Holdings, Ltd. (b)	230,400	225,925
Steinhoff International Holdings, Ltd. (b)	66,595	421,461
		1,128,502
Independent Power Producers & Energy Traders - 0.02%
Huaneng Power International, Inc. - ADR	3,600	190,008

Insurance - 5.17%
Alleghany Corp. (a)	4,214	1,975,355
Allied World Assurance Co. Holdings AG (b)	58,336	2,521,282
Allstate Corp.	73,302	4,755,101
Anadolu Anonim Turk Sigorta Sirketi (b)	265,000	139,417
Aspen Insurance Holdings, Ltd. (b)	52,533	2,516,331
Assured Guaranty, Ltd. (b)	117,895	2,828,301
Axis Capital Holdings, Ltd. (b)	47,341	2,526,589
Cathay Financial Holding Co., Ltd. (b)	132,000	230,466
Endurance Specialty Holdings, Ltd. (b)	29,626	1,946,428
Everest Re Group, Ltd. (b)	29,932	5,447,923
Montpelier Re Holdings, Ltd. (b)	51,006	2,014,737
New China Life Insurance Co., Ltd. (b)	42,600	254,430
PartnerRe, Ltd. (b)	16,798	2,158,543
PICC Property & Casualty Co., Ltd. (b)	508,000	1,156,410
Porto Seguro SA (b)	12,500	166,326
Reinsurance Group of America, Inc.	57,726	5,476,466
Santam, Ltd. (b)	8,596	152,234
Travelers Companies, Inc.	47,341	4,575,981
Validus Holdings, Ltd. (b)	75,135	3,305,189
		44,147,509
Internet Software & Services - 0.07%
Tencent Holdings, Ltd. (b)	31,000	619,893

IT Services - 5.67%
Accenture PLC - Class A (b)	34,513	3,340,168
Amdocs, Ltd.	46,119	2,517,636
Cognizant Technology Solutions Corp. - Class A (a)	46,119	2,817,410
Computer Sciences Corp.	59,864	3,929,473
Convergys Corp.	83,687	2,133,182
DST Systems, Inc.	32,681	4,117,152
Fiserv, Inc. (a)	55,282	4,579,008
Global Payments, Inc.	30,848	3,191,226
International Business Machines Corp.	22,296	3,626,667
Korea Information & Communications Co., Ltd. (a)(b)	29,000	334,941
MasterCard, Inc. - Class A	61,085	5,710,226
Nice Information & Telecommunication, Inc. (b)	7,000	210,349
Science Applications International Corp.	41,538	2,195,283
Teradata Corp. (a)	45,203	1,672,511
TravelSky Technology, Ltd. (b)	208,000	305,972
Visa, Inc. - Class A	86,741	5,824,658
Western Union Co.	94,377	1,918,684
		48,424,546
Machinery - 0.05%
Hy-Lok Corp. (b)	6,750	234,060
United Tractors Tbk PT (b)	112,100	170,966
		405,026
Media - 1.36%
Comcast Corp. - Class A	69,332	4,169,627
DIRECTV (a)	43,065	3,996,001
Twenty-First Century Fox, Inc. - Class A	106,594	3,469,102
		11,634,730
Metals & Mining - 0.05%
Eregli Demir ve Celik Fabrikalari TAS (b)	152,000	245,916
Hindalco Industries, Ltd. - GDR (Cost $130,041, Acquisition Date 6/20/2014)(d)	46,000	80,987
Vedanta Ltd - ADR	6,600	71,280
		398,183

Multiline Retail - 6.14%
Big Lots, Inc.	86,034	$3,870,670
Burlington Stores, Inc. (a)	19,645	1,005,824
Dillard's, Inc. - Class A	62,918	6,618,344
Dollar General Corp.	85,097	6,615,441
J.C. Penney Co., Inc. (a)	315,200	2,669,744
Kohl's Corp.	133,166	8,337,523
Macy's, Inc.	133,471	9,005,288
Nordstrom, Inc.	88,574	6,598,763
Target Corp.	94,860	7,743,422
		52,465,019
Oil, Gas & Consumable Fuels - 0.16%
China Petroleum & Chemical Corp. - ADR	6,799	582,742
CNOOC, Ltd. - ADR	1,398	198,404
Elnusa Tbk PT (b)	3,000,000	108,645
Polskie Gornictwo Naftowe i Gazownictwo SA (b)	134,185	235,597
PTT PCL - NVDR	18,800	199,268
		1,324,656
Paper & Forest Products - 0.04%
Fibria Celulose SA - ADR	25,433	346,143

Personal Products - 0.09%
AMOREPACIFIC Group (b)	4,750	794,909

Pharmaceuticals - 0.08%
Aspen Pharmacare Holdings, Ltd. (b)	5,252	155,314
Dr. Reddy's Laboratories, Ltd. - ADR	9,378	518,791
		674,105
Professional Services - 0.49%
ManpowerGroup, Inc.	46,730	4,176,727

Real Estate Management & Development - 0.27%
Bumi Serpong Damai PT (b)	1,959,300	244,855
China South City Holdings, Ltd. (b)	564,000	194,548
China Vanke Co., Ltd. (b)	94,100	231,038
CIFI Holdings Group Co., Ltd. (b)	1,216,000	318,450
Franshion Properties China, Ltd. (b)	466,000	166,314
KWG Property Holding, Ltd. (b)	270,500	227,596
New World Development Co., Ltd. (b)	164,000	214,290
Shimao Property Holdings, Ltd. (b)	84,500	166,338
Sunway Bhd (b)	205,900	187,604
Vista Land & Lifestyles, Inc. (b)	1,600,000	225,293
Wing Tai Holdings, Ltd. (b)	120,000	169,664
		2,345,990
Road & Rail - 0.04%
JSL SA (b)	51,476	179,142
PKP Cargo SA (b)	6,000	132,130
		311,272
Semiconductors & Semiconductor Equipment - 0.71%
Advanced Semiconductor Engineering, Inc. - ADR	23,100	152,460
Integrated Device Technology, Inc. (a)	158,822	3,446,437
Integrated Silicon Solution, Inc.	32,681	723,557
Samsung Electronics Co., Ltd. (b)	853	967,802
Sino-American Silicon Products, Inc. (b)	64,000	80,808
SK Hynix, Inc. (b)	5,100	193,298
Taiwan Semiconductor Co., Ltd. (b)	151,000	146,311
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,557	194,330
Vanguard International Semiconductor Corp. (b)	123,000	196,287
		6,101,290
Software - 0.65%
Microsoft Corp.	64,139	2,831,737
Oracle Corp.	68,415	2,757,124
		5,588,861

Specialty Retail - 8.46%
Advance Auto Parts, Inc.	38,789	$6,178,700
Asbury Automotive Group, Inc. (a)	92,850	8,414,067
AutoNation, Inc. (a)	66,583	4,193,397
AutoZone, Inc. (a)	8,552	5,703,329
Bed, Bath & Beyond, Inc. (a)	39,400	2,717,812
Best Buy Co., Inc.	71,470	2,330,637
Caleres, Inc.	87,657	2,785,740
CarMax, Inc. (a)	79,716	5,277,996
China ZhengTong Auto Services Holdings, Ltd. (b)	530,000	344,635
Foot Locker, Inc.	56,504	3,786,333
GameStop Corp. - Class A	55,282	2,374,915
The Gap, Inc.	104,150	3,975,406
Group 1 Automotive, Inc.	36,957	3,356,804
Lithia Motors, Inc. - Class A	82,465	9,331,739
O'Reilly Automotive, Inc. (a)	30,237	6,832,957
Penske Automotive Group, Inc.	85,519	4,456,395
Super Group, Ltd. (a)(b)	88,000	228,352
		72,289,214
Technology Hardware, Storage & Peripherals - 0.37%
Aten International Co., Ltd. (b)	104,000	307,748
Bematech SA (b)	23,300	60,103
Catcher Technology Co., Ltd. (b)	25,000	312,550
Foxconn Technology Co., Ltd. (b)	79,000	286,631
Lenovo Group, Ltd. (b)	832,000	1,150,294
Pegatron Corp. (b)	290,000	848,524
TCL Communication Technology Holdings, Ltd. (b)	165,000	154,211
		3,120,061
Textiles, Apparel & Luxury Goods - 0.08%
HOSA International, Ltd. (b)	652,000	327,293
Shenzhou International Group Holdings, Ltd. (b)	73,000	355,038
		682,331
Transportation Infrastructure - 0.09%
Arteris SA (b)	21,442	64,896
Shenzhen International Holdings, Ltd. (b)	124,000	216,320
Tav Havalimanlari Holding AS (b)	19,000	161,301
Tianjin Port Development Holdings, Ltd. (b)	450,000	106,621
Wilson Sons, Ltd. - BDR	24,800	248,072
		797,210
Wireless Telecommunication Services - 0.13%
China Mobile, Ltd. - ADR	6,930	444,144
MTN Group, Ltd. (b)	9,880	185,588
SK Telecom Co., Ltd. - ADR	8,361	207,269
Tim Participacoes SA - ADR	12,073	197,514
Turkcell Iletisim Hizmetleri AS - ADR	10,258	117,864
		1,152,379
TOTAL COMMON STOCKS (Cost $421,863,146)		$561,288,714

PREFERRED STOCKS - 0.04%
Banks - 0.01%
Itau Unibanco Holding SA - ADR	9,796	$107,266

Chemicals - 0.01%
Braskem SA - ADR	12,267	106,232

Food & Staples Retailing - 0.02%
Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	5,668	134,162
TOTAL PREFERRED STOCKS (Cost $475,749)		$347,660

INVESTMENT COMPANIES - 10.02%
Exchange Traded Funds - 10.02%
iShares CMBS ETF	20,199	$1,038,633
iShares Floating Rate Bond ETF	70,678	3,579,134
iShares JP Morgan USD Emerging Markets Bond ETF	33,164	3,645,387
iShares MBS ETF	230,742	25,063,196
iShares MSCI India Small-Cap ETF	15,020	500,166
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	34,451	3,440,621
PowerShares Build America Bond Portfolio	108,822	3,131,897
SPDR Barclays International Treasury Bond ETF	656,304	34,140,934
SPDR Barclays Short-Term International Treasury Bond ETF	52,283	1,606,134
Vanguard Mortgage-Backed Securities ETF	79,679	4,209,441
Vanguard Total International Bond ETF	100,149	5,244,803
TOTAL INVESTMENT COMPANIES (Cost $88,945,774)		$85,600,346

	Principal Amount	Fair Value
CORPORATE BONDS - 2.41%
Banks - 0.45%
Wells Fargo & Co.
1.125%, 10/29/2021	$3,430,000	$3,786,223

Biotechnology - 0.18%
Amgen, Inc.
4.100%, 06/15/2021	1,417,000	1,509,391

Capital Markets - 0.56%
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	4,326,000	4,809,993

Health Care Providers & Services - 0.31%
Coventry Health Care, Inc.
5.950%, 03/15/2017	2,469,000	2,659,572

Industrial Conglomerates - 0.51%
General Electric Co.
5.250%, 12/06/2017	4,012,000	4,370,244

Internet Software & Services - 0.40%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (Cost $3,501,351, Acquisition Date 4/14/15) (b)(d)	3,480,000	3,442,012
TOTAL CORPORATE BONDS (Cost $20,038,944)		$20,577,435

MUNICIPAL BONDS - 0.30%
State of California
5.700%, 11/01/2021	$2,180,000	$2,580,248
TOTAL MUNICIPAL BONDS (Cost $2,571,485)		$2,580,248

UNITED STATES TREASURY OBLIGATIONS - 2.78%
United States Treasury Inflation Indexed Bond - 0.80%
0.125%, 07/15/2022	$6,893,362	$6,841,124
United States Treasury Notes - 1.98%
1.375%, 11/30/2015	14,230,000	14,306,714
0.625%, 07/15/2016	2,590,000	2,597,081
		16,903,795
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $23,740,065)		$23,744,919

FOREIGN GOVERNMENT BONDS - 3.40%
Bank Nederlands Gemeenten NV
1.850%, 11/07/2016 (b)	JPY 410,000,000	$3,433,504
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 410,000,000	3,446,107
Government of France
0.500%, 05/25/2025 (b)	EUR 10,410,000	10,861,087
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP 2,950,000	5,158,560
Republic of Italy
4.500%, 03/01/2019 (b)	EUR 2,190,000	2,762,138
Mexico Government International Bond
3.625%, 03/15/2022 (b)	USD 3,390,000	3,430,680
TOTAL FOREIGN GOVERNMENT BONDS (Cost $31,251,576)		$29,092,076

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 12.67%
Money Market Funds - 12.67%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)(g)	108,289,662	$108,289,662
TOTAL SHORT-TERM INVESTMENTS (Cost $108,289,662)		$108,289,662

Total Investments (Cost $697,176,401) - 97.30%		$831,521,060
Other Assets in Excess of Liabilities - 2.70%		23,091,664
TOTAL NET ASSETS - 100.00%		$854,612,724

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
BDR	Brazillian Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2015.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2015, the market value of these securities total $3,522,999, which represents 0.41% of total net assets.

(e)	Illiquid security. The fair value of these securities total $254,350 which represents 0.03% of total net assets.
(f)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(g)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Consolidated Schedule of Securities Sold Short - (a)
June 30, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 4.12%
Air Freight & Logistics - 0.04%
UTi Worldwide, Inc. (b)	38,308	$382,697

Banks - 0.05%
BOK Financial Corp.	3,132	217,925
UMB Financial Corp.	3,699	210,917
		428,842
Beverages - 0.02%
Coca-Cola Femsa SAB de CV - ADR	2,339	185,834

Building Products - 0.07%
USG Corp.	21,135	587,342

Capital Markets - 0.05%
LPL Financial Holdings, Inc.	9,532	443,143

Chemicals - 0.14%
HB Fuller Co.	9,215	374,313
Platform Specialty Products Corp.	20,692	529,301
Tronox, Ltd. - Class A	19,269	281,906
		1,185,520
Commercial Services & Supplies - 0.09%
Clean Harbors, Inc.	10,475	562,927
Mobile Mini, Inc.	4,581	192,585
		755,512
Communications Equipment - 0.06%
Juniper Networks, Inc.	21,255	551,992

Construction & Engineering - 0.13%
AECOM	16,990	562,029
KBR, Inc.	28,861	562,212
		1,124,241
Diversified Consumer Services - 0.12%
LifeLock, Inc.	25,891	424,612
Sotheby's	12,371	559,664
		984,276
Diversified Financial Services - 0.02%
PHH Corp.	7,642	198,921

Diversified Telecommunication Services - 0.11%
Cogent Communications Holdings, Inc.	11,638	393,830
Zayo Group Holdings, Inc.	20,596	529,729
		923,559
Energy Equipment & Services - 0.14%
Exterran Holdings, Inc.	18,398	600,695
Weatherford International PLC (b)	46,016	564,616
		1,165,311
Food Products - 0.20%
Dean Foods Co.	30,833	498,569
Kellogg Co.	8,763	549,440
Post Holdings, Inc.	11,846	638,855
		1,686,864
Gas Utilities - 0.02%
Piedmont Natural Gas Co., Inc.	5,268	186,013

Health Care Equipment & Supplies - 0.07%
Insulet Corp.	10,758	$333,337
Spectranetics Corp.	5,650	130,006
Wright Medical Group, Inc.	6,256	164,283
		627,626
Health Care Providers & Services - 0.07%
Brookdale Senior Living, Inc.	16,420	569,774

Health Care Technology - 0.21%
Allscripts Healthcare Solutions, Inc.	40,987	560,702
Athenahealth, Inc.	4,269	489,142
HMS Holdings Corp.	11,371	195,240
MedAssets, Inc.	25,735	567,714
		1,812,798
Hotels, Restaurants & Leisure - 0.23%
Caesars Entertainment Corp.	17,648	108,006
Churchill Downs, Inc.	1,761	220,213
ClubCorp Holdings, Inc.	8,830	210,861
La Quinta Holdings, Inc.	25,351	579,270
MGM Resorts International	14,249	260,044
Restaurant Brands International, Inc. (b)	14,758	563,903
		1,942,297
Household Products - 0.02%
HRG Group, Inc.	15,134	196,742

Independent Power and Renewable Electricity Producers - 0.07%
NRG Energy, Inc.	24,817	567,813

Independent Power Producers & Energy Traders - 0.18%
Abengoa Yield PLC (b)	11,520	360,806
Dynegy, Inc.	18,190	532,058
NRG Yield, Inc. - Class A	3,690	81,143
TerraForm Power, Inc. - Class A	14,182	538,632
		1,512,639
Industrial Conglomerates - 0.06%
Koninklijke Philips NV - NYRS	21,544	548,510

Internet Software & Services - 0.22%
Benefitfocus, Inc.	12,316	540,056
Cornerstone OnDemand, Inc.	14,034	488,383
Pandora Media, Inc.	31,731	493,100
Shutterstock, Inc.	2,769	162,374
WebMD Health Corp.	5,199	230,212
		1,914,125
Life Sciences Tools & Services - 0.02%
Fluidigm Corp.	5,390	130,438

Machinery - 0.14%
EnPro Industries, Inc.	3,318	189,856
Harsco Corp.	9,891	163,201
Navistar International Corp.	14,837	335,761
SPX Corp.	7,563	547,486
		1,236,304
Media - 0.06%
Liberty Media Corp. - Class A	15,082	543,555

Metals & Mining - 0.09%
ArcelorMittal - NYRS	51,655	502,087
Constellium NV - Class A (b)	25,362	300,032
		802,119

Oil, Gas & Consumable Fuels - 0.67%
Antero Resources Corp.	10,779	$370,151
Cameco Corp. (b)	34,091	486,820
Cheniere Energy, Inc.	7,451	516,056
CONSOL Energy, Inc.	18,539	403,038
EQT Corp.	7,159	582,313
GasLog, Ltd. (b)	8,552	170,612
InterOil Corp. (b)	8,109	488,162
Memorial Resource Development Corp.	30,900	586,173
Occidental Petroleum Corp.	7,320	569,276
ONEOK, Inc.	13,104	517,346
Parsley Energy, Inc. - Class A	32,850	572,247
Teekay Corp. (b)	11,302	483,952
		5,746,146
Paper & Forest Products - 0.07%
Louisiana-Pacific Corp.	35,692	607,835

Pharmaceuticals - 0.07%
Medicines Co.	20,038	573,287

Professional Services - 0.07%
Advisory Board Co.	3,706	202,607
Huron Consulting Group, Inc.	5,439	381,220
		583,827
Real Estate Investment Trusts (REITs) - 0.04%
American Homes 4 Rent - Class A	22,917	367,589

Semiconductors & Semiconductor Equipment - 0.14%
Cree, Inc.	15,999	416,454
SunEdison, Inc.	19,690	588,928
Veeco Instruments, Inc.	6,036	173,475
		1,178,857
Software - 0.17%
CommVault Systems, Inc.	8,201	347,805
Rovi Corp.	34,664	552,891
Solera Holdings, Inc.	11,688	520,817
		1,421,513
Technology Hardware, Storage & Peripherals - 0.05%
Electronics for Imaging, Inc.	4,419	192,270
Nimble Storage, Inc.	7,545	211,713
		403,983
Wireless Telecommunication Services - 0.14%
SBA Communications Corp. - Class A	5,096	585,887
T-Mobile U.S., Inc.	15,010	581,938
		1,167,825
TOTAL COMMON STOCKS (Proceeds $37,104,103)		$35,245,669

INVESTMENT COMPANIES - 0.28%
Exchange Traded Funds - 0.28%
SPDR S&P 500 ETF Trust	11,409	$2,348,543
TOTAL INVESTMENT COMPANIES (Proceeds $2,359,136)		$2,348,543

TOTAL SECURITIES SOLD SHORT
(Proceeds $39,463,239) - 4.40%		$37,594,212

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New Yor Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Leuthold Core Investment Fund
Cost of investments	$697,902,203
Gross unrealized appreciation	$147,927,728
Gross unrealized depreciation	(14,308,871)
Net unrealized appreciation	$133,618,857

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2015
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$24,458,716	$-	$-	$24,458,716
Air Freight & Logistics	-	106,314	-	106,314
Airlines	37,186,336	279,012	-	37,465,348
Auto Components	-	1,561,097	-	1,561,097
Automobiles	624,114	317,614	159,323	1,101,051
Banks	465,455	3,422,622	-	3,888,077
Biotechnology	23,295,405	-	-	23,295,405
Building Products	-	266,287	-	266,287
Capital Markets	20,660,249	-	-	20,660,249
Chemicals	393,355	430,852	6,486	830,693
Construction & Engineering	-	-	8,732	8,732
Consumer Finance	24,704,705	-	-	24,704,705
Containers & Packaging	150,863	94,293	-	245,156
Distributors	-	227,645	-	227,645
Diversified Consumer Services	91,705	-	-	91,705
Diversified Financial Services	-	492,053	-	492,053
Diversified Telecommunication Services	283,327	180,792	-	464,119
Electric Utilities	58,575	374,241	-	432,816
Electrical Equipment	-	171,781	-	171,781
Electronic Equipment, Instruments & Components	24,638,197	1,042,978	-	25,681,175
Energy Equipment & Services	-	308,073	-	308,073
Food & Staples Retailing	24,562,678	-	-	24,562,678
Food Products	-	690,472	-	690,472
Health Care Equipment & Supplies	248,251	-	-	248,251
Health Care Providers & Services	109,338,135	789,608	-	110,127,743
Hotels, Restaurants & Leisure	-	-	79,809	79,809
Household Durables	179,557	948,945	-	1,128,502
Independent Power Producers & Energy Traders	190,008	-	-	190,008
Insurance	42,214,552	1,932,957	-	44,147,509
Internet Software & Services	-	619,893	-	619,893
IT Services	47,573,284	851,262	-	48,424,546
Machinery	-	405,026	-	405,026
Media	11,634,730	-	-	11,634,730
Metals & Mining	71,280	326,903	-	398,183
Multiline Retail	52,465,019	-	-	52,465,019
Oil, Gas & Consumable Fuels	781,146	543,510	-	1,324,656

Paper & Forest Products	$346,143	$-	$-	$346,143
Personal Products	-	794,909	-	794,909
Pharmaceuticals	518,791	155,314	-	674,105
Professional Services	4,176,727	-	-	4,176,727
Real Estate Management & Development	318,450	2,027,540	-	2,345,990
Road & Rail	179,142	132,130	-	311,272
Semiconductors & Semiconductor Equipment	4,516,784	1,584,506	-	6,101,290
Software	5,588,861	-	-	5,588,861
Specialty Retail	71,716,227	572,987	-	72,289,214
Technology Hardware, Storage & Peripherals	60,103	3,059,958	-	3,120,061
Textiles, Apparel & Luxury Goods	355,038	327,293	-	682,331
Transportation Infrastructure	312,968	484,242	-	797,210
Wireless Telecommunication Services	966,791	185,588	-	1,152,379
Total Common Stocks	$535,325,667	$25,708,697	$254,350	$561,288,714
Preferred Stocks	347,660	-	-	347,660
Exchange Traded Funds	85,600,346	-	-	85,600,346
Corporate Bonds	-	20,577,435	-	20,577,435
Municipal Bonds	-	2,580,248	-	2,580,248
United States Treasury Obligations	-	23,744,919	-	23,744,919
Foreign Government Bonds	-	29,092,076	-	29,092,076
Money Market Funds	108,289,662	–	-	108,289,662
Total Investments in Securities	$729,563,335	$101,703,375	$254,350	$831,521,060

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$35,245,669	$-	$-	$35,245,669
Exchange Traded Funds	2,348,543	-	-	2,348,543
Total Securities Sold Short	$37,594,212	$-	$-	$37,594,212

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The following is a summary of transfers between Level 1, Level 2 and Level 3 for the three month period ended June 30, 2015:

Total Investments	Level 1*	Level 2*	Level 3
Transfers into:	$1,563,715	$1,531,119	$79,809
Transfers out of:	(1,504,499)	(1,643,524)	(26,620)
Net Transfers into and/or out of:	$59,216	$(112,405)	$53,189

* The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities at Fair Value
Balance as of September 30, 2014	$290,696
Accrued discounts/premiums	-
Realized gain (loss)	(5)
Change in unrealized appreciation (depreciation)	(238,418)
Purchases	204,372
Sales	(117,976)
Transfer in and/or out of Level 3	115,681
Balance as of June 30, 2015	$254,350

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2015:	$(227,226)

Significant unobservable valuation inputs for Level 3 investments as of June 30, 2015 are as follows:

Type of Security	Fair Value at 6/30/15	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stock	$159,323	Last traded price due to halt in trading.	Price	38.00 HKD
Common Stock	6,486	Comparable discount	Price and discount	1.25 HKD - 0.06 HKD
Common Stock	8,732	Spinoff security priced based on comparable security.	Price/trading activity	1.60 MYR
Common Stock	79,809	Last traded price due to halt in trading.	Price	0.44 HKD

Leuthold Global Fund
Consolidated Schedule of Investments
June 30, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 65.64%
Airlines - 4.66%
Alaska Air Group, Inc.	36,572	$2,356,334
American Airlines Group, Inc.	56,899	2,272,261
Copa Holdings SA - Class A (b)	6,839	564,833
Delta Air Lines, Inc.	97,085	3,988,252
JetBlue Airways Corp. (a)	245,254	5,091,473
United Continental Holdings, Inc. (a)	20,067	1,063,752
		15,336,905
Auto Components - 3.53%
Brembo SpA (b)	16,536	705,431
Calsonic Kansei Corp. (b)	206,000	1,464,838
Goodyear Tire & Rubber Co.	56,501	1,703,505
Lear Corp.	19,677	2,208,940
Leoni AG (b)	8,230	520,151
Magna International, Inc. (b)	46,002	2,580,252
Pirelli & C. SpA (b)	40,813	688,808
Plastic Omnium SA (b)	37,596	961,787
Showa Corp. (b)	76,400	760,254
		11,593,966
Automobiles - 2.13%
Daihatsu Motor Co., Ltd. (b)	23,000	327,363
Ford Motor Co.	92,791	1,392,793
Geely Automobile Holdings, Ltd. (b)	840,000	447,819
Hyundai Motor Co. (b)	4,692	571,188
Kia Motors Corp. (b)	18,650	756,630
Nissan Motor Co., Ltd. (b)	95,500	997,684
Tata Motors, Ltd. - ADR	27,823	959,059
Thor Industries, Inc.	10,843	610,244
Volkswagen AG (b)	4,042	935,913
		6,998,693
Banks - 3.07%
AMMB Holdings Bhd (b)	557,800	890,555
Banco do Brasil SA (b)	95,500	741,798
Bank Negara Indonesia Persero Tbk PT (b)	2,803,700	1,111,561
China CITIC Bank Corp., Ltd. (a)(b)	1,834,000	1,460,236
Krung Thai Bank PCL - NVDR	2,154,900	1,088,660
Powszechna Kasa Oszczednosci Bank Polski SA (b)	110,779	915,917
State Bank of India - GDR	25,642	1,060,297
Thanachart Capital PCL - NVDR	580,800	570,930
Turkiye Is Bankasi - Class C (b)	659,217	1,386,295
Turkiye Vakiflar Bankasi TAO (b)	541,737	870,505
		10,096,754
Capital Markets - 3.18%
3i Group PLC (b)	105,962	859,790
AllianceBernstein Holding LP	25,216	744,629
Blackstone Group LP	38,352	1,567,446
Fortress Investment Group LLC - Class A	74,828	546,244
GAM Holding AG (b)	26,002	546,262
Invesco, Ltd.	40,318	1,511,522
Jafco Co., Ltd. (b)	23,000	916,602
KKR & Co. LP	67,803	1,549,299
Man Group PLC (b)	335,238	826,245
Perpetual, Ltd. (b)	14,299	532,394
SBI Holdings, Inc. (b)	62,400	857,839
		10,458,272

Chemicals - 2.70%
AK Holdings, Inc. (b)	7,034	$491,569
Denki Kagaku Kogyo KK (b)	388,000	1,724,091
LyondellBasell Industries NV - Class A (b)	21,765	2,253,113
Orica, Ltd. (b)	133,289	2,187,925
Tosoh Corp. (b)	358,000	2,224,466
		8,881,164
Electronic Equipment, Instruments & Components - 5.13%
Arrow Electronics, Inc. (a)	25,087	1,399,855
Avnet, Inc.	29,511	1,213,197
Benchmark Electronics, Inc. (a)	43,022	937,019
Celestica, Inc. (a)(b)	105,560	1,228,718
Daeduck GDS Co., Ltd. (b)	34,390	300,120
Delta Electronics Thailand PCL - NVDR	397,400	1,062,441
Hexagon AB - Class B (b)	43,152	1,562,988
Hon Hai Precision Industry Co., Ltd. (b)	667,560	2,097,730
Innolux Corp. (b)	2,633,000	1,371,830
Oki Electric Industry Co., Ltd. (b)	436,000	914,704
Plexus Corp. (a)	24,881	1,091,778
Sanmina Corp. (a)	60,398	1,217,624
SYNNEX Corp.	19,432	1,422,228
Tech Data Corp. (a)	18,431	1,060,888
		16,881,120
Health Care Providers & Services - 9.47%
Aetna, Inc.	23,138	2,949,169
Anthem, Inc.	17,782	2,918,737
Bangkok Dusit Medical Services PCL - NVDR	949,800	553,159
Bumrungrad Hospital PCL - NVDR	130,700	721,996
Centene Corp. (a)	36,465	2,931,786
Cigna Corp.	11,699	1,895,238
Community Health Systems, Inc. (a)	19,699	1,240,446
HCA Holdings, Inc. (a)	32,247	2,925,448
Health Net, Inc. (a)	36,228	2,322,939
Humana, Inc.	15,734	3,009,600
Life Healthcare Group Holdings, Ltd. (b)	270,372	833,320
LifePoint Health, Inc. (a)	15,963	1,387,983
Magellan Health, Inc. (a)	17,873	1,252,361
Mediclinic International, Ltd. (b)	122,348	1,028,497
Select Medical Holdings Corp.	64,510	1,045,062
UnitedHealth Group, Inc.	21,671	2,643,862
Universal Health Services, Inc. - Class B	10,499	1,491,908
		31,151,511
Household Durables - 7.86%
Alpine Electronics, Inc. (b)	40,500	780,072
Barratt Developments PLC (b)	192,329	1,855,065
Bellway PLC (b)	33,233	1,237,886
Berkeley Group Holdings PLC (b)	36,588	1,922,647
Fujitsu General, Ltd. (b)	96,000	1,230,142
Helen of Troy, Ltd. (a)(b)	21,480	2,094,085
La-Z Boy, Inc.	41,600	1,095,744
Lennar Corp. - Class A	30,620	1,562,845
LG Electronics, Inc. (b)	42,517	1,797,625
Meritage Homes Corp. (a)	31,338	1,475,706
Mohawk Industries, Inc. (a)	12,540	2,393,886
Pioneer Corp. (b)	230,000	418,764
Redrow PLC (b)	102,916	716,314
Ryland Group, Inc.	29,168	1,352,520
Sekisui House, Ltd. (b)	82,500	1,310,179
Standard Pacific Corp. (a)	158,133	1,408,965
Sumitomo Forestry Co., Ltd. (b)	53,600	661,000
Whirlpool Corp.	14,679	2,540,201
		25,853,646

Independent Power Producers & Energy Traders - 0.85%
Huadian Power International Corp., Ltd. (b)	1,300,000	$1,436,403
Huaneng Power International, Inc. - ADR	596,000	829,484
Meridian Energy, Ltd. (b)	350,712	513,345
		2,779,232
Insurance - 10.23%
Allstate Corp.	21,664	1,405,344
Amlin PLC (b)	113,438	848,746
Argo Group International Holdings, Ltd. (b)	14,075	783,977
Aspen Insurance Holdings, Ltd. (b)	24,927	1,194,003
Assured Guaranty, Ltd. (b)	33,760	809,902
Axis Capital Holdings, Ltd. (b)	21,350	1,139,449
China Taiping Insurance Holdings Co., Ltd. (a)(b)	449,200	1,608,214
Everest Re Group, Ltd. (b)	12,608	2,294,782
Insurance Australia Group, Ltd. (b)	200,001	859,881
Intact Financial Corp. (b)	18,931	1,315,470
Liberty Holdings, Ltd. (b)	58,465	697,630
Lincoln National Corp.	28,793	1,705,121
Manulife Financial Corp. (b)	116,525	2,166,200
MetLife, Inc.	40,722	2,280,025
MS&AD Insurance Group Holdings, Inc. (b)	42,800	1,332,291
Muenchener Rueckversicherungs AG (b)	9,338	1,655,579
PartnerRe, Ltd. (b)	17,545	2,254,532
Phoenix Group Holdings (b)	61,186	788,581
SCOR SE (b)	52,864	1,869,352
Standard Life PLC (b)	213,970	1,492,012
Swiss Life Holding AG (b)	4,539	1,039,344
Swiss Re AG (b)	21,152	1,872,433
Symetra Financial Corp.	34,112	824,487
Travelers Companies, Inc.	14,297	1,381,948
		33,619,303
Oil, Gas & Consumable Fuels - 0.53%
Valero Energy Corp.	27,873	1,744,850

Paper & Forest Products - 0.28%
China Forestry Holdings Co., Ltd. (a)(b)(e)(f)	2,484,000	48,068
Mercer International, Inc. (a)(b)	63,868	873,714
		921,782
Real Estate Management & Development - 2.46%
AP Thailand PCL - NVDR	2,026,650	431,282
Brookfield Property Partners LP	35,625	785,531
Daiwa House Industry Co., Ltd. (b)	58,800	1,369,919
Deutsche Euroshop AG (b)	9,613	422,265
Deutsche Wohnen Ag (b)	41,656	955,004
Jones Lang Lasalle, Inc.	8,413	1,438,623
Kerry Properties, Ltd. (b)	187,000	733,005
Megaworld Corp. (b)	4,264,000	449,613
Pruksa Real Estate PCL - NVDR	519,600	387,841
SOHO China, Ltd. (b)	550,000	357,905
Takara Leben Co., Ltd. (b)	126,800	753,948
		8,084,936
Road & Rail - 5.01%
AMERCO	4,799	1,568,841
Canadian National Railway Co. (b)	20,969	1,209,789
Central Japan Railway Co. (b)	11,500	2,075,227
ComfortDelGro Corp., Ltd. (b)	527,000	1,223,878
Con-way, Inc.	25,760	988,411
Keisei Electric Railway Co., Ltd. (b)	92,000	1,093,827
Norfolk Southern Corp.	13,533	1,182,243
Ryder System, Inc.	14,175	1,238,470
Sankyu, Inc. (b)	122,000	666,229
Seino Holdings Co., Ltd. (b)	76,000	850,830
Union Pacific Corp.	17,438	1,663,062
Werner Enterprises, Inc.	34,180	897,225
West Japan Railway Co. (b)	28,300	1,810,609
		16,468,641

Semiconductors & Semiconductor Equipment - 3.57%
Advanced Semiconductor Engineering, Inc. - ADR	169,978	$1,121,855
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	29,022	633,840
Intel Corp.	71,120	2,163,115
Micron Technology, Inc. (a)	64,853	1,221,831
NVIDIA Corp.	86,548	1,740,480
Radiant Opto-Electronics Corp. (b)	113,050	419,223
Realtek Semiconductor Corp. (b)	182,320	467,250
Shindengen Electric Manufacturing Co., Ltd. (b)	99,000	495,405
Sigurd Microelectronics Corp. (b)	463,000	418,512
Skyworks Solutions, Inc.	29,405	3,061,060
		11,742,571
Technology Hardware, Storage & Peripherals - 0.98%
Apple, Inc.	25,568	3,206,867
TOTAL COMMON STOCKS (Cost $177,437,863)		$215,820,213

PREFERRED STOCKS - 0.51%
Automobiles - 0.41%
Porsche Automobile Holding SE (b)	16,040	$1,352,440

Banks - 0.10%
Banco do Estado do Rio Grande do Sul SA (b)	109,300	315,339
TOTAL PREFERRED STOCKS (Cost $1,819,462)		$1,667,779

INVESTMENT COMPANIES - 11.45%
Exchange Traded Funds - 11.45%
iShares CMBS ETF	13,500	$694,170
iShares Floating Rate Bond ETF	73,010	3,697,226
iShares JP Morgan USD Emerging Markets Bond ETF	15,397	1,692,438
iShares MBS ETF	117,528	12,765,891
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	13,380	1,336,261
PowerShares Build America Bond Portfolio	56,300	1,620,314
PowerShares International Corporate Bond Portfolio	36,500	965,425
SPDR Barclays International Corporate Bond ETF	30,200	950,092
SPDR Barclays International Treasury Bond ETF	189,784	9,872,564
SPDR Barclays Short-Term International Treasury Bond ETF	57,557	1,768,151
Vanguard Total International Bond ETF	43,359	2,270,711
TOTAL INVESTMENT COMPANIES (Cost $38,877,571)		$37,633,243

	Principal Amount	Fair Value
CORPORATE BONDS - 2.30%
Banks - 0.77%
JPMorgan Chase & Co.
1.500%, 01/27/2025	$920,000	$982,484
Wells Fargo & Co.
1.125%, 10/29/2021	1,420,000	1,567,474
		2,549,958
Biotechnology - 0.24%
Amgen, Inc.
4.100%, 06/15/2021	731,000	778,663

Industrial Conglomerates - 0.34%
General Electric Co.
5.250%, 12/06/2017	1,025,000	1,116,525

Internet & Catalog Retail - 0.34%
Expedia, Inc.
7.456%, 08/15/2018	970,000	1,113,943

Internet Software & Services - 0.61%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (Cost $2,052,516, Acquisition Date 4/14/15) (b)(d)	2,040,000	2,017,731
TOTAL CORPORATE BONDS (Cost $7,491,349)		$7,576,820

MUNICIPAL BONDS - 0.31%
State of California
5.700%, 11/01/2021	$850,000	$1,006,060
TOTAL MUNICIPAL BONDS (Cost $1,002,643)		$1,006,060

UNITED STATES TREASURY OBLIGATIONS - 2.91%
United States Treasury Inflation Indexed Bond - 0.59%
0.125%, 07/15/2024	$1,992,860	$1,943,505
United States Treasury Notes - 2.32%
1.375%, 11/30/2015	6,600,000	6,635,581
0.625%, 07/15/2016	1,000,000	1,002,734
		7,638,315
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $9,574,539)		$9,581,820

FOREIGN GOVERNMENT BONDS - 4.01%
Bank Nederlands Gemeenten NV
1.850%, 11/07/2016 (b)	JPY 170,000,000	$1,423,648
Development Bank of Japan
1.750%, 03/17/2017 (b)	JPY 160,000,000	1,344,823
Federal Republic of Germany
3.500%, 07/04/2019 (b)	EUR 1,630,000	2,074,580
Government of France
0.500%, 05/25/2025 (b)	EUR 4,080,000	4,256,795
Government of United Kingdom
3.750%, 09/07/2020 (b)	GBP 1,570,000	2,745,403
Mexico Government International Bond
3.625%, 03/15/2022 (b)	USD 1,310,000	1,325,720
TOTAL FOREIGN GOVERNMENT BONDS (Cost $14,283,483)		$13,170,969

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 10.12%
Money Market Funds - 10.12%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)(g)	33,280,655	$33,280,655
TOTAL SHORT-TERM INVESTMENTS (Cost $33,280,655)		$33,280,655

Total Investments (Cost $283,767,565) - 97.25%		$319,737,559
Other Assets in Excess of Liabilities - 2.75%		9,045,388
TOTAL NET ASSETS - 100.00%		$328,782,947

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
JPY	Japanese Yen
NVDR	Non-Voting Depositary Receipt
USD	U.S. Dollar
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2015.
(d)
Restricted security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.  At June 30, 2015, the market value of these securities total $2,017,731, which represents 0.61% of total net assets.

(e)	Illiquid security. The fair value of these securities total $48,068 which represents 0.01% of total net assets.
(f)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. due to a lack of market activity and observable inputs.
(g)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
June 30, 2015
Australian Dollar	$3,580,200	1.12%
Brazilian Real	1,057,138	0.33
British Pound	13,292,689	4.16
Canadian Dollar	2,525,258	0.79
Euro	18,948,063	5.93
Hong Kong Dollar	6,921,133	2.16
Indonesian Rupiah	1,111,562	0.35
Japanese Yen	27,804,754	8.70
Malaysian Ringgit	890,555	0.28
New Taiwan Dollar	4,774,544	1.49
New Turkish Lira	2,256,800	0.70
New Zealand Dollar	513,345	0.16
Philippine Peso	449,613	0.14
Polish Zloty	915,917	0.29
Singapore Dollar	1,223,878	0.38
South African Rand	2,559,447	0.80
South Korea Won	3,917,131	1.22
Swedish Krona	1,562,988	0.49
Swiss Franc	3,458,039	1.08
Thai Baht	4,816,308	1.51
US Dollar	217,158,197	67.92
Total Investments	$319,737,559	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
June 30, 2015
Australia	$3,580,200	1.12%
Bermuda	10,570,730	3.30
Brazil	1,057,138	0.33
Britain	9,758,705	3.06
Canada	9,374,143	2.93
Cayman Islands	2,017,731	0.63
China	4,579,915	1.44
France	7,087,934	2.21
Germany	7,915,932	2.47
Hong Kong	2,341,219	0.73
India	2,019,356	0.63
Indonesia	1,111,562	0.35
Italy	1,394,239	0.44
Japan	26,381,106	8.27
Jersey	788,581	0.25
Malaysia	890,555	0.28
Netherlands	1,423,648	0.45
New Zealand	513,345	0.16
Panama	564,833	0.18
Philippines	449,613	0.14
Poland	915,917	0.29
Singapore	1,223,878	0.38
South Africa	2,559,447	0.80
South Korea	3,917,131	1.22
Sweden	1,562,988	0.49
Switzerland	3,458,039	1.08
Taiwan	6,530,240	2.05
Thailand	4,816,308	1.51
Turkey	2,256,800	0.70
United Kingdom	2,745,403	0.86
United States	195,930,923	61.25
Total Investments	$319,737,559	100.00%

Leuthold Global Fund
Consolidated Schedule of Securities Sold Short - (a)
June 30, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 1.96%
Air Freight & Logistics - 0.02%
UTi Worldwide, Inc. (b)	6,830	$68,232

Banks - 0.02%
BOK Financial Corp.	581	40,426
UMB Financial Corp.	707	40,313
		80,739
Beverages - 0.01%
Coca-Cola Femsa SAB de CV - ADR	429	34,084

Building Products - 0.03%
USG Corp.	4,010	111,438

Capital Markets - 0.03%
LPL Financial Holdings, Inc.	1,810	84,147

Chemicals - 0.07%
HB Fuller Co.	1,751	71,125
Platform Specialty Products Corp.	3,689	94,365
Tronox, Ltd. - Class A	3,667	53,648
		219,138
Commercial Services & Supplies - 0.04%
Clean Harbors, Inc.	2,015	108,286
Mobile Mini, Inc.	852	35,818
		144,104
Communications Equipment - 0.03%
Juniper Networks, Inc.	3,789	98,400

Construction & Engineering - 0.06%
AECOM	3,029	100,199
KBR, Inc.	5,145	100,225
		200,424
Diversified Consumer Services - 0.05%
LifeLock, Inc.	4,616	75,702
Sotheby's	2,206	99,800
		175,502
Diversified Financial Services - 0.01%
PHH Corp.	1,362	35,453

Diversified Telecommunication Services - 0.05%
Cogent Communications Holdings, Inc.	2,075	70,218
Zayo Group Holdings, Inc.	3,672	94,444
		164,662
Energy Equipment & Services - 0.07%
Exterran Holdings, Inc.	3,422	111,728
Weatherford International PLC (b)	8,641	106,025
		217,753

Food Products - 0.10%
Dean Foods Co.	5,497	$88,886
Kellogg Co.	1,625	101,888
Post Holdings, Inc.	2,279	122,906
		313,680
Gas Utilities - 0.01%
Piedmont Natural Gas Co., Inc.	939	33,156

Health Care Equipment & Supplies - 0.04%
Insulet Corp.	2,041	63,240
Spectranetics Corp.	1,090	25,081
Wright Medical Group, Inc.	1,183	31,066
		119,387
Health Care Providers & Services - 0.03%
Brookdale Senior Living, Inc.	2,927	101,567

Health Care Technology - 0.10%
Allscripts Healthcare Solutions, Inc.	7,307	99,960
Athenahealth, Inc.	819	93,841
HMS Holdings Corp.	2,154	36,984
MedAssets, Inc.	4,588	101,211
		331,996
Hotels, Restaurants & Leisure - 0.11%
Caesars Entertainment Corp.	3,343	20,459
Churchill Downs, Inc.	344	43,017
ClubCorp Holdings, Inc.	1,574	37,587
La Quinta Holdings, Inc.	4,671	106,733
MGM Resorts International	2,540	46,355
Restaurant Brands International, Inc. (b)	2,761	105,498
		359,649
Household Products - 0.01%
HRG Group, Inc.	2,698	35,074

Independent Power and Renewable Electricity Producers - 0.03%
NRG Energy, Inc.	4,425	101,244

Independent Power Producers & Energy Traders - 0.08%
Abengoa Yield PLC (b)	2,140	67,025
Dynegy, Inc.	3,376	98,748
NRG Yield, Inc. - Class A	687	15,107
TerraForm Power, Inc. - Class A	2,528	96,013
		276,893
Industrial Conglomerates - 0.03%
Koninklijke Philips NV - NYRS	4,134	105,252

Internet Software & Services - 0.11%
Benefitfocus, Inc.	2,196	96,295
Cornerstone OnDemand, Inc.	2,649	92,185
Pandora Media, Inc.	5,657	87,910
Shutterstock, Inc.	522	30,610
WebMD Health Corp.	991	43,881
		350,881
Life Sciences Tools & Services - 0.01%
Fluidigm Corp.	1,024	24,781

Machinery - 0.07%
EnPro Industries, Inc.	634	$36,277
Harsco Corp.	1,876	30,954
Navistar International Corp.	2,808	63,545
SPX Corp.	1,348	97,582
		228,358
Media - 0.03%
Liberty Media Corp. - Class A	2,689	96,912

Metals & Mining - 0.04%
ArcelorMittal - NYRS	9,209	89,512
Constellium NV - Class A (b)	4,522	53,495
		143,007

Oil, Gas & Consumable Fuels - 0.32%
Antero Resources Corp.	2,041	70,088
Cameco Corp. (b)	6,078	86,794
Cheniere Energy, Inc.	1,328	91,977
CONSOL Energy, Inc.	3,305	71,851
EQT Corp.	1,321	107,450
GasLog, Ltd. (b)	1,525	30,424
InterOil Corp. (b)	1,446	87,049
Memorial Resource Development Corp.	5,873	111,411
Occidental Petroleum Corp.	1,305	101,490
ONEOK, Inc.	2,425	95,739
Parsley Energy, Inc. - Class A	5,857	102,029
Teekay Corp. (b)	2,041	87,395
		1,043,697
Paper & Forest Products - 0.04%
Louisiana-Pacific Corp.	6,857	116,775

Pharmaceuticals - 0.03%
Medicines Co.	3,573	102,224

Professional Services - 0.03%
Advisory Board Co.	661	36,137
Huron Consulting Group, Inc.	970	67,987
		104,124
Real Estate Investment Trusts (REITs) - 0.02%
American Homes 4 Rent - Class A	4,086	65,539

Semiconductors & Semiconductor Equipment - 0.07%
Cree, Inc.	3,039	79,105
SunEdison, Inc.	3,510	104,984
Veeco Instruments, Inc.	1,110	31,902
		215,991
Software - 0.08%
CommVault Systems, Inc.	1,559	66,117
Rovi Corp.	6,180	98,571
Solera Holdings, Inc.	2,220	98,923
		263,611
Technology Hardware, Storage & Peripherals - 0.02%
Electronics for Imaging, Inc.	788	34,286
Nimble Storage, Inc.	1,427	40,042
		74,328

Wireless Telecommunication Services - 0.06%
SBA Communications Corp. - Class A	909	$104,508
T-Mobile U.S., Inc.	2,676	103,748
		208,256
TOTAL COMMON STOCKS (Proceeds $6,777,395)		$6,450,458

INVESTMENT COMPANIES - 2.11%
Exchange Traded Funds - 2.11%
iShares MSCI EAFE ETF	77,447	$4,917,110
iShares MSCI Emerging Markets ETF	40,086	1,588,207
SPDR S&P 500 ETF Trust	2,091	430,433
TOTAL INVESTMENT COMPANIES (Proceeds $7,309,922)		$6,935,750

TOTAL SECURITIES SOLD SHORT
(Proceeds $14,087,317) - 4.07%		$13,386,208

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Leuthold Global Fund
Cost of investments	$283,887,744
Gross unrealized appreciation	$47,793,052
Gross unrealized depreciation	(11,943,237)
Net unrealized appreciation	$35,849,815

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2015
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$15,336,905	$-	$-	$15,336,905
Auto Components	6,492,697	5,101,269	-	11,593,966
Automobiles	2,962,096	4,036,597	-	6,998,693
Banks	1,802,095	8,294,659	-	10,096,754
Capital Markets	5,919,140	4,539,132	-	10,458,272
Chemicals	2,253,113	6,628,051	-	8,881,164
Electronic Equipment, Instruments & Components	9,571,307	7,309,813	-	16,881,120
Health Care Providers & Services	28,014,539	3,136,972	-	31,151,511
Household Durables	13,923,952	11,929,694	-	25,853,646
Independent Power Producers & Energy Traders	513,345	2,265,887	-	2,779,232
Insurance	20,252,870	13,366,433	-	33,619,303
Oil, Gas & Consumable Fuels	1,744,850	-	-	1,744,850
Paper & Forest Products	873,714	-	48,068	921,782
Real Estate Management & Development	2,224,154	5,860,782	-	8,084,936
Road & Rail	8,748,041	7,720,600	-	16,468,641
Semiconductors & Semiconductor Equipment	9,942,181	1,800,390	-	11,742,571
Technology Hardware, Storage & Peripherals	3,206,867	-	-	3,206,867
Total Common Stocks	133,781,866	81,990,279	48,068	215,820,213
Preferred Stocks
Automobiles	-	1,352,440	-	1,352,440
Banks	315,339	-	-	315,339
Total Preferred Stocks	315,339	1,352,440	-	1,667,779
Exchange Traded Funds	37,633,243	-	-	37,633,243
Corporate Bonds	-	7,576,820	-	7,576,820
Municipal Bonds	-	1,006,060	-	1,006,060
United States Treasury Obligations	-	9,581,820	-	9,581,820
Foreign Government Bonds	-	13,170,969	-	13,170,969
Money Market Funds	33,280,655.00	-	-	33,280,655
Total Investments in Securities	$205,011,103	$114,678,388	$48,068	$319,737,559

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$6,450,458	$-	$-	$6,450,458
Exchange Traded Funds	6,935,750	-	-	6,935,750
Total Securities Sold Short	$13,386,208	$-	$-	$13,386,208

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.  The following is a summary of transfers between Level 1, Level 2 and Level 3 for the three month period ended June 30, 2015:

	Level 1*	Level 2*	Level 3
Transfers into:	$1,757,927	$-	$-
Transfers out of:	-	(1,757,927)	-
Net Transfers into and/or out of:	$1,757,927	$(1,757,927)	$-

* The transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they trade and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2014	$47,986
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	82
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2015	$48,068	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2015:	$82

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Leuthold Weeden Capital Management (the "Adviser") submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  For the duration of the period the discount was 95%.

Leuthold Select Industries Fund
Schedule of Investments
June 30, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 98.70%
Aerospace & Defense - 4.54%
Boeing Co.	721	$100,017
L-3 Communications Holdings, Inc.	609	69,049
Lockheed Martin Corp.	676	125,668
Northrop Grumman Corp.	895	141,974
Orbital ATK, Inc.	564	41,375
Raytheon Co.	977	93,479
Triumph Group, Inc.	752	49,625
		621,187
Airlines - 6.83%
Alaska Air Group, Inc.	2,723	175,443
American Airlines Group, Inc.	3,431	137,017
Delta Air Lines, Inc.	3,994	164,074
Hawaiian Holdings, Inc. (a)	6,345	150,694
JetBlue Airways Corp. (a)	8,004	166,163
Southwest Airlines Co.	4,272	141,360
		934,751
Biotechnology - 4.28%
Alexion Pharmaceuticals, Inc. (a)	473	85,504
Amgen, Inc.	579	88,888
Biogen, Inc. (a)	271	109,468
Celgene Corp. (a)	864	99,995
Gilead Sciences, Inc.	781	91,440
United Therapeutics Corp. (a)	632	109,936
		585,231
Capital Markets - 3.91%
Ameriprise Financial, Inc.	546	68,212
Blackstone Group LP	2,405	98,292
Fortress Investment Group LLC - Class A	5,588	40,792
Franklin Resources, Inc.	1,393	68,299
Invesco, Ltd.	1,803	67,595
Janus Capital Group, Inc.	2,386	40,848
Legg Mason, Inc.	808	41,636
State Street Corp.	885	68,145
Waddell & Reed Financial, Inc. - Class A	864	40,876
		534,695
Consumer Finance - 4.58%
Capital One Financial Corp.	2,345	206,290
Discover Financial Services	3,187	183,635
Navient Corp.	5,998	109,223
PRA Group, Inc. (a)	1,060	66,049
Santander Consumer USA Holdings, Inc. (a)	2,421	61,905
		627,102
Electronic Equipment, Instruments & Components - 4.56%
Benchmark Electronics, Inc. (a)	2,217	48,286
Flextronics International, Ltd. (a)	8,816	99,709
Ingram Micro, Inc. - Class A (a)	3,255	81,473
Jabil Circuit, Inc.	4,261	90,717
Sanmina Corp. (a)	2,969	59,855
SYNNEX Corp.	1,271	93,024
TE Connectivity, Ltd. (b)	2,352	151,234
		624,298

Food & Staples Retailing - 4.62%
Andersons, Inc.	1,129	$44,031
CVS Health Corp.	2,378	249,404
Rite Aid Corp. (a)	12,477	104,183
Walgreens Boots Alliance, Inc.	2,772	234,068
		631,686
Health Care Providers & Services - 20.50%
Aetna, Inc.	2,021	257,597
AmerisourceBergen Corp.	979	104,107
Anthem, Inc.	1,771	290,692
Cardinal Health, Inc.	1,610	134,676
Centene Corp. (a)	1,129	90,772
Cigna Corp.	955	154,710
Community Health Systems, Inc. (a)	1,289	81,168
Ensign Group, Inc.	864	44,116
Hanger, Inc. (a)	1,473	34,527
HCA Holdings, Inc. (a)	2,819	255,740
Health Net, Inc. (a)	1,188	76,175
Henry Schein, Inc. (a)	485	68,928
Humana, Inc.	917	175,404
Kindred Healthcare, Inc.	1,465	29,725
LifePoint Health, Inc. (a)	1,240	107,818
Magellan Health, Inc. (a)	1,128	79,039
McKesson Corp.	457	102,738
Owens & Minor, Inc.	1,023	34,782
Patterson Cos., Inc.	1,438	69,959
PharMerica Corp. (a)	1,066	35,498
Select Medical Holdings Corp.	2,217	35,915
UnitedHealth Group, Inc.	2,097	255,834
Universal Health Services, Inc. - Class B	1,105	157,020
VCA, Inc. (a)	2,337	127,144
		2,804,084
Insurance - 7.90%
Alleghany Corp. (a)	109	51,095
Allied World Assurance Co. Holdings AG (b)	1,496	64,657
Allstate Corp.	1,887	122,410
Aspen Insurance Holdings, Ltd. (b)	1,345	64,425
Assured Guaranty, Ltd. (b)	3,067	73,577
Axis Capital Holdings, Ltd. (b)	1,217	64,951
Endurance Specialty Holdings, Ltd. (b)	747	49,078
Everest Re Group, Ltd. (b)	768	139,784
Montpelier Re Holdings, Ltd. (b)	1,307	51,627
PartnerRe, Ltd. (b)	427	54,870
Reinsurance Group of America, Inc.	1,487	141,072
Travelers Companies, Inc.	1,217	117,635
Validus Holdings, Ltd. (b)	1,960	86,220
		1,081,401
IT Services - 8.83%
Accenture PLC - Class A (b)	872	84,392
Amdocs, Ltd.	1,165	63,597
Cognizant Technology Solutions Corp. - Class A (a)	1,157	70,681
Computer Sciences Corp.	1,525	100,101
Convergys Corp.	2,120	54,039
DST Systems, Inc.	835	105,193
Fiserv, Inc. (a)	1,413	117,039
Global Payments, Inc.	781	80,795
International Business Machines Corp.	571	92,879
MasterCard, Inc. - Class A	1,548	144,707
Science Applications International Corp.	1,057	55,863
Teradata Corp. (a)	1,152	42,624
Visa, Inc. - Class A	2,194	147,327
Western Union Co.	2,383	48,446
		1,207,683

Media - 2.21%
Comcast Corp. - Class A	1,818	$109,334
DIRECTV (a)	1,111	103,090
Twenty-First Century Fox, Inc. - Class A	2,761	89,857
		302,281
Multiline Retail - 9.89%
Big Lots, Inc.	2,264	101,857
Burlington Stores, Inc. (a)	528	27,034
Dillard's, Inc. - Class A	1,600	168,304
Dollar General Corp.	2,229	173,282
J.C. Penney Co., Inc. (a)	8,253	69,903
Kohl's Corp.	3,399	212,811
Macy's, Inc.	3,413	230,275
Nordstrom, Inc.	2,252	167,774
Target Corp.	2,469	201,545
		1,352,785
Professional Services - 0.80%
ManpowerGroup, Inc.	1,222	109,222

Semiconductors & Semiconductor Equipment - 0.78%
Integrated Device Technology, Inc. (a)	4,051	87,906
Integrated Silicon Solution, Inc.	841	18,620
		106,526
Software - 1.08%
Microsoft Corp.	1,688	74,525
Oracle Corp.	1,805	72,742
		147,267
Specialty Retail - 13.39%
Advance Auto Parts, Inc.	992	158,016
Asbury Automotive Group, Inc. (a)	2,360	213,863
AutoNation, Inc. (a)	1,691	106,499
AutoZone, Inc. (a)	211	140,716
Bed, Bath & Beyond, Inc. (a)	1,041	71,808
Best Buy Co., Inc.	1,901	61,992
Caleres, Inc.	2,275	72,299
CarMax, Inc. (a)	2,029	134,340
Foot Locker, Inc.	1,487	99,644
GameStop Corp. - Class A	1,442	61,948
The Gap, Inc.	2,733	104,319
Group 1 Automotive, Inc.	932	84,653
Lithia Motors, Inc. - Class A	2,089	236,391
O'Reilly Automotive, Inc. (a)	759	171,519
Penske Automotive Group, Inc.	2,180	113,600
		1,831,607
TOTAL COMMON STOCKS (Cost $9,991,443)		$13,501,806

SHORT-TERM INVESTMENTS - 1.31%
Money Market Funds - 1.31%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	179,978	$179,978
TOTAL SHORT-TERM INVESTMENTS (Cost $179,978)		$179,978

Total Investments (Cost $10,171,421) - 100.01%	$13,681,784
Liabilities in Excess of Other Assets - (0.01)%	(1,815)
TOTAL NET ASSETS - 100.00%	$13,679,969

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2015.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Leuthold Select Industries Fund
Cost of investments	$10,201,099
Gross unrealized appreciation	$3,613,853
Gross unrealized depreciation	(133,168)
Net unrealized appreciation	$3,480,685

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2015
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$13,501,806	$–	$–	$13,501,806
Money Market Funds	179,978		–	179,978

Total Investments in Securities	$13,681,784	$–	$–	$13,681,784

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Leuthold Global Industries Fund
Schedule of Investments
June 30, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 94.61%
Airlines - 6.78%
Alaska Air Group, Inc.	4,274	$275,374
American Airlines Group, Inc.	6,634	264,929
Copa Holdings SA - Class A (b)	800	66,072
Delta Air Lines, Inc.	11,347	466,135
JetBlue Airways Corp. (a)	28,664	595,064
United Continental Holdings, Inc. (a)	2,438	129,238
		1,796,812
Auto Components - 5.09%
Brembo SpA (b)	1,911	81,524
Calsonic Kansei Corp. (b)	24,000	170,661
Goodyear Tire & Rubber Co.	6,499	195,945
Lear Corp.	2,300	258,198
Leoni AG (b)	951	60,105
Magna International, Inc. (b)	5,376	301,540
Pirelli & C. SpA (b)	4,716	79,593
Plastic Omnium SA (b)	4,394	112,408
Showa Corp. (b)	9,000	89,558
		1,349,532
Automobiles - 3.06%
Daihatsu Motor Co., Ltd. (b)	2,000	28,466
Ford Motor Co.	10,845	162,783
Geely Automobile Holdings, Ltd. (b)	100,000	53,312
Hyundai Motor Co. (b)	549	66,833
Kia Motors Corp. (b)	2,182	88,524
Nissan Motor Co., Ltd. (b)	11,200	117,006
Tata Motors, Ltd. - ADR	3,251	112,062
Thor Industries, Inc.	1,267	71,307
Volkswagen AG (b)	473	109,522
		809,815
Banks - 4.40%
AMMB Holdings Bhd (b)	65,100	103,935
Banco do Brasil SA (b)	11,100	86,220
Bank Negara Indonesia Persero Tbk PT (b)	326,900	129,604
China CITIC Bank Corp., Ltd. (a)(b)	214,000	170,387
Krung Thai Bank PCL - NVDR	251,200	126,907
Powszechna Kasa Oszczednosci Bank Polski SA (b)	12,916	106,789
State Bank of India - GDR	2,746	113,547
Thanachart Capital PCL - NVDR	67,700	66,549
Turkiye Is Bankasi - Class C (b)	76,859	161,630
Turkiye Vakiflar Bankasi TAO (b)	62,214	99,970
		1,165,538
Capital Markets - 4.73%
3i Group PLC (b)	12,590	102,157
AllianceBernstein Holding LP	3,110	91,838
Blackstone Group LP	4,757	194,419
Fortress Investment Group LLC - Class A	8,826	64,430
GAM Holding AG (b)	3,067	64,433
Invesco, Ltd.	4,816	180,552
Jafco Co., Ltd. (b)	2,700	107,601
KKR & Co. LP	8,099	185,062
Man Group PLC (b)	39,833	98,174
Perpetual, Ltd. (b)	1,687	62,812
SBI Holdings, Inc. (b)	7,400	101,731
		1,253,209

Chemicals - 4.13%
AK Holdings, Inc. (b)	891	$62,267
Denki Kagaku Kogyo KK (b)	48,000	213,290
LyondellBasell Industries NV - Class A (b)	2,673	276,709
Orica, Ltd. (b)	16,367	268,662
Tosoh Corp. (b)	44,000	273,398
		1,094,326
Electronic Equipment, Instruments & Components - 7.32%
Arrow Electronics, Inc. (a)	2,933	163,661
Avnet, Inc.	3,449	141,788
Benchmark Electronics, Inc. (a)	5,025	109,445
Celestica, Inc. (a)(b)	12,331	143,533
Daeduck GDS Co., Ltd. (b)	4,020	35,082
Delta Electronics Thailand PCL - NVDR	51,100	136,615
Hexagon AB - Class B (b)	5,043	182,660
Hon Hai Precision Industry Co., Ltd. (b)	64,488	202,646
Innolux Corp. (b)	300,000	156,304
Oki Electric Industry Co., Ltd. (b)	51,000	106,995
Plexus Corp. (a)	2,906	127,515
Sanmina Corp. (a)	7,059	142,310
SYNNEX Corp.	2,271	166,215
Tech Data Corp. (a)	2,155	124,042
		1,938,811
Health Care Providers & Services - 13.58%
Aetna, Inc.	2,706	344,907
Anthem, Inc.	2,079	341,247
Bangkok Dusit Medical Services PCL - NVDR	109,800	63,947
Bumrungrad Hospital PCL - NVDR	15,100	83,414
Centene Corp. (a)	4,265	342,906
Cigna Corp.	1,303	211,086
Community Health Systems, Inc. (a)	2,394	150,750
HCA Holdings, Inc. (a)	3,652	331,309
Health Net, Inc. (a)	4,166	267,124
Humana, Inc.	1,840	351,955
Life Healthcare Group Holdings, Ltd. (b)	31,246	96,304
LifePoint Health, Inc. (a)	1,771	153,988
Magellan Health, Inc. (a)	2,090	146,446
Mediclinic International, Ltd. (b)	14,138	118,849
Select Medical Holdings Corp.	7,457	120,803
UnitedHealth Group, Inc.	2,534	309,148
Universal Health Services, Inc. - Class B	1,165	165,547
		3,599,730
Household Durables - 11.25%
Alpine Electronics, Inc. (b)	4,600	88,601
Barratt Developments PLC (b)	22,077	212,938
Bellway PLC (b)	3,816	142,141
Berkeley Group Holdings PLC (b)	4,201	220,757
Fujitsu General, Ltd. (b)	11,000	140,954
Helen of Troy, Ltd. (a)(b)	2,511	244,797
La-Z Boy, Inc.	4,785	126,037
Lennar Corp. - Class A	3,517	179,508
LG Electronics, Inc. (b)	4,890	206,750
Meritage Homes Corp. (a)	3,597	169,383
Mohawk Industries, Inc. (a)	1,443	275,469
Pioneer Corp. (b)	26,700	48,613
Redrow PLC (b)	11,819	82,262
Ryland Group, Inc.	3,348	155,247
Sekisui House, Ltd. (b)	9,400	149,281
Standard Pacific Corp. (a)	18,152	161,734
Sumitomo Forestry Co., Ltd. (b)	6,400	78,925
Whirlpool Corp.	1,714	296,608
		2,980,005

Independent Power Producers & Energy Traders - 1.19%
Huadian Power International Corp., Ltd. (b)	150,000	$165,739
Huaneng Power International, Inc. - ADR	66,000	91,856
Meridian Energy, Ltd. (b)	38,992	57,073
		314,668
Insurance - 14.63%
Allstate Corp.	2,487	161,332
Amlin PLC (b)	13,021	97,423
Argo Group International Holdings, Ltd. (b)	1,579	87,950
Aspen Insurance Holdings, Ltd. (b)	2,765	132,443
Assured Guaranty, Ltd. (b)	3,874	92,937
Axis Capital Holdings, Ltd. (b)	2,369	126,434
China Taiping Insurance Holdings Co., Ltd. (a)(b)	55,800	199,774
Everest Re Group, Ltd. (b)	1,474	268,283
Insurance Australia Group, Ltd. (b)	22,958	98,705
Intact Financial Corp. (b)	2,277	158,223
Liberty Holdings, Ltd. (b)	6,833	81,534
Lincoln National Corp.	3,235	191,577
Manulife Financial Corp. (b)	13,178	244,979
MetLife, Inc.	4,605	257,834
MS&AD Insurance Group Holdings, Inc. (b)	5,200	161,867
Muenchener Rueckversicherungs AG (b)	1,091	193,429
PartnerRe, Ltd. (b)	2,051	263,554
Phoenix Group Holdings (b)	6,859	88,401
SCOR SE (b)	6,178	218,464
Standard Life PLC (b)	24,033	167,582
Swiss Life Holding AG (b)	502	114,948
Swiss Re AG (b)	2,472	218,828
Symetra Financial Corp.	3,825	92,450
Travelers Companies, Inc.	1,641	158,619
		3,877,570
Oil, Gas & Consumable Fuels - 0.82%
Valero Energy Corp.	3,458	216,471

Paper & Forest Products - 0.39%
China Forestry Holdings Co., Ltd. (a)(b)(d)(e)	116,000	2,245
Mercer International, Inc. (a)(b)	7,335	100,343
		102,588
Real Estate Management & Development - 3.56%
AP Thailand PCL - NVDR	234,860	49,979
Brookfield Property Partners LP	4,128	91,022
Daiwa House Industry Co., Ltd. (b)	6,900	160,756
Deutsche Euroshop AG (b)	1,114	48,934
Deutsche Wohnen Ag (b)	5,115	117,266
Jones Lang Lasalle, Inc.	975	166,725
Kerry Properties, Ltd. (b)	21,500	84,276
Megaworld Corp. (b)	494,000	52,089
Pruksa Real Estate PCL - NVDR	60,200	44,935
SOHO China, Ltd. (b)	63,500	41,322
Takara Leben Co., Ltd. (b)	14,700	87,406
		944,710
Road & Rail - 7.08%
AMERCO	557	182,089
Canadian National Railway Co. (b)	2,127	122,715
Central Japan Railway Co. (b)	1,300	234,591
ComfortDelGro Corp., Ltd. (b)	61,000	141,663
Con-way, Inc.	2,985	114,534
Keisei Electric Railway Co., Ltd. (b)	10,000	118,894
Norfolk Southern Corp.	1,568	136,981
Ryder System, Inc.	1,642	143,462
Sankyu, Inc. (b)	14,000	76,453
Seino Holdings Co., Ltd. (b)	9,000	100,756
Union Pacific Corp.	2,038	194,364
Werner Enterprises, Inc.	3,961	103,976
West Japan Railway Co. (b)	3,200	204,733
		1,875,211

Semiconductors & Semiconductor Equipment - 5.19%
Advanced Semiconductor Engineering, Inc. - ADR	19,866	$131,116
ChipMOS TECHNOLOGIES Bermuda, Ltd. (b)	3,391	74,059
Intel Corp.	8,312	252,809
Micron Technology, Inc. (a)	7,460	140,546
NVIDIA Corp.	10,116	203,433
Radiant Opto-Electronics Corp. (b)	14,210	52,695
Realtek Semiconductor Corp. (b)	22,100	56,638
Shindengen Electric Manufacturing Co., Ltd. (b)	11,000	55,045
Sigurd Microelectronics Corp. (b)	57,000	51,523
Skyworks Solutions, Inc.	3,437	357,792
		1,375,656
Technology Hardware, Storage & Peripherals - 1.41%
Apple, Inc.	2,990	375,021
TOTAL COMMON STOCKS (Cost $21,464,918)		$25,069,673

PREFERRED STOCKS - 0.73%
Automobiles - 0.59%
Porsche Automobile Holding SE (b)	1,875	$158,094

Banks - 0.14%
Banco do Estado do Rio Grande do Sul SA (b)	12,700	36,640
TOTAL PREFERRED STOCKS (Cost $220,874)		$194,734

INVESTMENT COMPANIES - 2.87%
Exchange Traded Funds - 2.87%
iShares MSCI EAFE ETF	4,711	$299,102
iShares MSCI Emerging Markets ETF	3,866	153,171
SPDR S&P 500 ETF Trust	1,492	307,128
TOTAL INVESTMENT COMPANIES (Cost $759,113)		$759,401

SHORT-TERM INVESTMENTS - 1.15%
Money Market Funds - 1.15%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (c)	304,215	$304,215
TOTAL SHORT-TERM INVESTMENTS (Cost $304,215)		$304,215

Total Investments (Cost $22,749,120) - 99.36%		$26,328,023
Other Assets in Excess of Liabilities - 0.64%		168,546
TOTAL NET ASSETS - 100.00%		$26,496,569

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day yield as of June 30, 2015.
(d)	Illiquid security. The fair value of these securities total $2,245 which represents 0.01% of total net assets.
(e)	The security is currently being fair valued in accordance with procedures established by the Board of Directors of the Leuthold Funds due to a halt in trading of the security on January 26, 2011.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

		Percentage
	Fair	of Total
	Value	Investments
CURRENCY EXPOSURE
June 30, 2015
Australian Dollar	$430,180	1.63%
Brazilian Real	122,860	0.47
British Pound	1,211,836	4.60
Canadian Dollar	280,939	1.07
Euro	1,179,338	4.48
Hong Kong Dollar	808,910	3.07
Indonesian Rupiah	129,604	0.49
Japanese Yen	2,915,581	11.07
Malaysian Ringgit	103,935	0.40
New Taiwan Dollar	519,806	1.97
New Turkish Lira	261,600	0.99
New Zealand Dollar	57,073	0.22
Philippine Peso	52,089	0.20
Polish Zloty	106,789	0.41
Singapore Dollar	141,663	0.54
South African Rand	296,687	1.13
South Korea Won	459,456	1.75
Swedish Krona	182,660	0.69
Swiss Franc	398,210	1.51
Thai Baht	572,346	2.17
US Dollar	16,096,461	61.14
Total Investments	$26,328,023	100.00%

		Percentage
	Fair	of Total
	Value	Investments
PORTFOLIO DIVERSIFICATION
June 30, 2015
Australia	$430,180	1.63%
Bermuda	1,216,398	4.61
Brazil	122,860	0.47
Britain	1,123,434	4.27
Canada	1,071,333	4.08
China	524,861	2.00
France	330,872	1.26
Germany	687,350	2.61
Hong Kong	284,050	1.08
India	225,609	0.86
Indonesia	129,604	0.49
Italy	161,117	0.61
Japan	2,915,581	11.07
Jersey	88,401	0.34
Malaysia	103,935	0.40
New Zealand	57,073	0.22
Panama	66,072	0.25
Philippines	52,089	0.20
Poland	106,789	0.41
Singapore	141,663	0.54
South Africa	296,687	1.13
South Korea	459,456	1.75
Sweden	182,660	0.69
Switzerland	398,210	1.51
Taiwan	724,981	2.75
Thailand	572,346	2.17
Turkey	261,600	0.99
United States	13,592,812	51.61
Total Investments	$26,328,023	100.00%

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Leuthold Global Industries Fund
Cost of investments	$22,840,691
Gross unrealized appreciation	$4,563,378
Gross unrealized depreciation	(1,076,046)
Net unrealized appreciation	$3,487,332

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2015
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks
Airlines	$1,796,812	$-	$-	$1,796,812
Auto Components	755,683	593,849	-	1,349,532
Automobiles	346,152	463,663	-	809,815
Banks	199,767	965,771	-	1,165,538
Capital Markets	716,301	536,908	-	1,253,209
Chemicals	276,709	817,617	-	1,094,326
Electronics Equipment, Instruments & Components	1,118,509	820,302	-	1,938,811
Health Care Providers & Services	3,237,216	362,514	-	3,599,730
Household Durables	1,608,783	1,371,222	-	2,980,005
Independent Power Producers & Energy Traders	57,073	257,595	-	314,668
Insurance	2,318,149	1,559,421	-	3,877,570
Oil, Gas & Consumable Fuels	216,471	-	-	216,471
Paper & Forest Products	100,343	-	2,245	102,588
Real Estate Management & Development	257,747	686,963	-	944,710
Road & Rail	998,121	877,090	-	1,875,211
Semiconductors & Semiconductor Equipment	1,159,755	215,901	-	1,375,656
Technology Hardware, Storage & Peripherals	375,021	-	-	375,021
Total Common Stocks	15,538,612	9,528,816	2,245	25,069,673
Preferred Stocks
Automobiles	–	158,094	–	158,094
Banks	36,640	–	–	36,640
Total Preferred Stocks	36,640	158,094	–	194,734
Exchange Traded Funds	759,401	–	–	759,401
Money Market Funds	304,215	–	–	304,215

Total Investments in Securities	$16,638,868	$9,686,910	$2,245	$26,328,023

The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur. The following is a summary of transfers for the period ended June 30, 2015:

	Level 1	Level 2	Level 3
Transfers into:	$195,081	$-	$-
Transfers out of:	-	(195,081)	-
Net transfers into and/or out of:	$195,081	$(195,081)	$-

Transfers were due to the adjustment of fair value of certain securities due to developments that occurred between the time of the close of the foreign markets on which they traded and the close of regular session trading on the NYSE.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities at Fair Value
Balance as of September 30, 2014	$2,241
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	4	*
Purchases	-
Sales	-
Transfer in and/or out of Level 3	-
Balance as of June 30, 2015	$2,245	(1)

Change in unrealized appreciation (depreciation) during the period ended for Level 3 investments held at June 30, 2015:	$4

* Unrealized depreciation is due to a change in foreign currency exchange rate.

(1) The security (China Forestry Holdings Co., Ltd.) is classified as a Level 3 security due to a halt in trading of the security on January 26, 2011.  The security is valued at fair value as determined in good faith by the Directors.  The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of HKD 2.95.  Significant changes in the discount rate may result in a change in fair value measurement.  During the entire period the discount rate was 95%.

Grizzly Short Fund
Schedule of Investments
June 30, 2015 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 47.87%
Money Market Funds - 47.87%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.01% (a)(b)	42,363,895	$42,363,895
TOTAL SHORT-TERM INVESTMENTS (Cost $42,363,895)		$42,363,895

Total Investments (Cost $42,363,895) - 47.87%		$42,363,895
Other Assets in Excess of Liabilities - 52.13% (b)		46,142,125
TOTAL NET ASSETS - 100.00%		$88,506,020

Percentages are stated as a percent of net assets.

(a)	The rate quoted is the annualized seven-day yield as of June 30, 2015.
(b)	All or a portion of the assets have been committed as collateral for open securities sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Grizzly Short Fund
Schedule of Securities Sold Short - (a)
June 30, 2015 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 91.09%
Air Freight & Logistics - 0.98%
UTi Worldwide, Inc. (b)	87,161	$870,738

Banks - 1.12%
BOK Financial Corp.	7,166	498,610
UMB Financial Corp.	8,681	494,991
		993,601
Beverages - 0.48%
Coca-Cola Femsa SAB de CV - ADR	5,302	421,244

Building Products - 1.55%
USG Corp.	49,407	1,373,021

Capital Markets - 1.17%
LPL Financial Holdings, Inc.	22,315	1,037,424

Chemicals - 3.10%
HB Fuller Co.	21,557	875,645
Platform Specialty Products Corp.	47,076	1,204,204
Tronox, Ltd. - Class A	45,153	660,589
		2,740,438
Commercial Services & Supplies - 2.01%
Clean Harbors, Inc.	24,820	1,333,827
Mobile Mini, Inc.	10,487	440,873
		1,774,700
Communications Equipment - 1.41%
Juniper Networks, Inc.	47,950	1,245,262

Construction & Engineering - 2.83%
AECOM	37,696	1,246,984
KBR, Inc.	64,788	1,262,070
		2,509,054
Diversified Consumer Services - 2.48%
LifeLock, Inc.	58,088	952,643
Sotheby's	27,442	1,241,476
		2,194,119
Diversified Financial Services - 0.51%
PHH Corp.	17,246	448,913

Diversified Telecommunication Services - 2.34%
Cogent Communications Holdings, Inc.	26,043	881,295
Zayo Group Holdings, Inc.	46,319	1,191,325
		2,072,620
Energy Equipment & Services - 3.03%
Exterran Holdings, Inc.	42,182	1,377,242
Weatherford International PLC (b)	106,504	1,306,804
		2,684,046

Food Products - 4.39%
Dean Foods Co.	68,866	$1,113,563
Kellogg Co.	19,984	1,252,997
Post Holdings, Inc.	28,083	1,514,516
		3,881,076
Gas Utilities - 0.47%
Piedmont Natural Gas Co., Inc.	11,886	419,695

Health Care Equipment & Supplies - 1.66%
Insulet Corp.	25,111	778,065
Spectranetics Corp.	13,400	308,334
Wright Medical Group, Inc.	14,566	382,503
		1,468,902
Health Care Providers & Services - 1.48%
Brookdale Senior Living, Inc.	37,849	1,313,360

Health Care Technology - 4.70%
Allscripts Healthcare Solutions, Inc.	93,336	1,276,836
Athenahealth, Inc.	10,079	1,154,852
HMS Holdings Corp.	26,568	456,173
MedAssets, Inc.	57,738	1,273,700
		4,161,561
Hotels, Restaurants & Leisure - 4.98%
Caesars Entertainment Corp.	33,763	206,629
Churchill Downs, Inc.	4,195	524,585
ClubCorp Holdings, Inc.	19,926	475,833
La Quinta Holdings, Inc.	57,505	1,313,989
MGM Resorts International	32,103	585,880
Restaurant Brands International, Inc. (b)	34,025	1,300,095
		4,407,011
Household Products - 0.50%
HRG Group, Inc.	33,909	440,817

Independent Power and Renewable Electricity Producers - 1.48%
NRG Energy, Inc.	57,187	1,308,439

Independent Power Producers & Energy Traders - 3.89%
Abengoa Yield PLC (b)	26,393	826,629
Dynegy, Inc.	41,599	1,216,771
NRG Yield, Inc. - Class A	8,448	185,771
TerraForm Power, Inc. - Class A	31,986	1,214,828
		3,443,999
Industrial Conglomerates - 1.46%
Koninklijke Philips NV - NYRS	50,863	1,294,972

Internet Software & Services - 4.93%
Benefitfocus, Inc.	27,325	1,198,201
Cornerstone OnDemand, Inc.	32,627	1,135,420
Pandora Media, Inc.	71,779	1,115,446
Shutterstock, Inc.	6,467	379,225
WebMD Health Corp.	12,177	539,197
		4,367,489
Life Sciences Tools & Services - 0.35%
Fluidigm Corp.	12,643	305,961

Machinery - 3.22%
EnPro Industries, Inc.	7,807	$446,716
Harsco Corp.	23,130	381,645
Navistar International Corp.	34,608	783,179
SPX Corp.	17,071	1,235,770
		2,847,310
Media - 1.39%
Liberty Media Corp. - Class A	34,084	1,228,387

Metals & Mining - 2.03%
ArcelorMittal - NYRS	115,709	1,124,692
Constellium NV - Class A (b)	56,806	672,015
		1,796,707
Oil, Gas & Consumable Fuels - 14.79%
Antero Resources Corp.	25,111	862,312
Cameco Corp. (b)	76,906	1,098,218
Cheniere Energy, Inc.	16,780	1,162,183
CONSOL Energy, Inc.	41,541	903,101
EQT Corp.	16,313	1,326,899
GasLog, Ltd. (b)	19,285	384,736
InterOil Corp. (b)	18,469	1,111,834
Memorial Resource Development Corp.	72,362	1,372,707
Occidental Petroleum Corp.	16,547	1,286,860
ONEOK, Inc.	29,889	1,180,018
Parsley Energy, Inc. - Class A	76,195	1,327,317
Teekay Corp. (b)	25,111	1,075,253
		13,091,438
Paper & Forest Products - 1.63%
Louisiana-Pacific Corp.	84,481	1,438,711

Pharmaceuticals - 1.50%
Medicines Co.	46,294	1,324,471

Professional Services - 1.51%
Advisory Board Co.	8,332	455,511
Huron Consulting Group, Inc.	12,616	884,255
		1,339,766
Real Estate Investment Trusts (REITs) - 0.93%
American Homes 4 Rent - Class A	51,154	820,510

Semiconductors & Semiconductor Equipment - 3.04%
Cree, Inc.	37,405	973,652
SunEdison, Inc.	44,105	1,319,181
Veeco Instruments, Inc.	13,692	393,508
		2,686,341
Software - 3.72%
CommVault Systems, Inc.	19,227	815,417
Rovi Corp.	78,887	1,258,248
Solera Holdings, Inc.	27,383	1,220,186
		3,293,851
Technology Hardware, Storage & Peripherals - 1.06%
Electronics for Imaging, Inc.	10,210	444,237
Nimble Storage, Inc.	17,595	493,716
		937,953

Wireless Telecommunication Services - 2.97%
SBA Communications Corp. - Class A	11,361	$1,306,174
T-Mobile U.S., Inc.	34,142	1,323,686
		2,629,860
TOTAL COMMON STOCKS (Proceeds $84,289,126)		$80,613,767

INVESTMENT COMPANIES - 6.08%
Exchange Traded Funds - 6.08%
SPDR S&P 500 ETF Trust	26,153	$5,383,595
TOTAL INVESTMENT COMPANIES (Proceeds $5,400,597)		$5,383,595

TOTAL SECURITIES SOLD SHORT
(Proceeds $89,689,723) - 97.17%		$85,997,362

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
NYRS	New York Registry Shares
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows*:

Grizzly Short Fund
Cost of investments	$42,363,895
Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation	$-

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2015
The Funds have adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2015:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Money Market Funds	$42,363,895	$–	$–	$42,363,895
Total Investments in Securities	$42,363,895	$–	$–	$42,363,895

Securities Sold Short at Fair Value	Level 1	Level 2	Level 3	Total
Common Stocks	$80,613,767	$–	$–	$80,613,767
Exchange Traded Funds	5,383,595	–	–	5,383,595
Total Securities Sold Short	$85,997,362	$–	$–	$85,997,362

The Fund did not invest in any Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Leuthold Funds, Inc.

By (Signature and Title)     /s/ John Mueller
                                                     John Mueller, President

Date      August 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Mueller
                                                    John Mueller, President

Date      August 25, 2015

By (Signature and Title)*   /s/ Holly J. Weiss
                                                     Holly J. Weiss, Treasurer

Date      August 25, 2015

* Print the name and title of each signing officer under his or her signature.